BASIS OF PRESENTATION (Details Narrative)	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Percentage of outstanding shares	60.49%
Subsidiaries Two [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest		30.00%
British Virgin Islands [Member]
IfrsStatementLineItems [Line Items]
Percentage of ownership subsidiary		70.00%
Delaware [Member]
IfrsStatementLineItems [Line Items]
Percentage of ownership subsidiary		100.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of ownership subsidiary	60.49%
Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of ownership subsidiary	78.32%